(UNAUDITED) SUPPLEMENTAL PRO FORMA INFORMATION	9 Months Ended
Sep. 30, 2011
(UNAUDITED) SUPPLEMENTAL PRO FORMA INFORMATION
18.  (UNAUDITED) SUPPLEMENTAL PRO FORMA INFORMATION

The table below summarizes net loss for the periods shown as though the Acquisition occurred as of January 1, 2010:

	For the Nine Months Ended September 30,		For the Twelve Months Ended December 31,
	2011	2010	2010

Net loss	$(5,290,519)	$(783,007)	$(1,704,966)

The pro forma net loss has been adjusted for the following:

1)
Elimination of $165,000, $266,000, and $361,000 of interest expense for the nine months ended September 30, 2011 and 2010 and the twelve months ended December 31, 2010, respectively; such amounts relate to interest accrued on the Convertible Notes which were converted immediately prior to the Acquisition (see Note 7) and the Bank Note which was paid in full settlement of the note immediately prior to the Acquisition (see Note 8).

2)
Recognition of a additional BCF of $463,000 in the nine months ended September 30, 2010 and the year ended December 31, 2010 and the elimination of BCF of $258,000 in the nine months ended September 30, 2011 in connection with the conversion of the Convertible Notes, which is assumed to have occurred on January 1, 2010 for the purpose of pro forma presentation (see Note 7).

3)
Elimination of Acquisition costs incurred during the nine months ended September 30, 2011 and the twelve months ended December 31, 2010, which are assumed to have been incurred prior to January 1, 2010 for the purpose of presentation in the pro forma statements of operations.

4)	Elimination of $450,000 of investment banking fees incurred upon the consummation of the Acquisition on April 8, 2011 from the nine months ended September 30, 2011.
5)
Elimination of dividends and deemed dividends on Novelos’ preferred convertible stock, which is assumed to have been exchanged for common stock at January 1, 2010 in order to reflect the post-acquisition capital structure for the purpose of pro forma presentation.

6)	Elimination of Novelos historical revenue related to the amortization of deferred revenue that was determined to have no fair value in purchase accounting.
7)
Elimination of liquidated damages accrued in 2010 related to Novelos’ convertible preferred stock. The liquidated damages are assumed not to have accrued as the preferred stock is assumed to have been exchanged for common stock at January 1, 2010 in order to reflect the post-acquisition capital structure for the purpose of pro forma presentation.